Share-based compensation (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Weighted Average Assumption Utilized to Determine Fair Value of Option

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Three months ended June 30,
	2016	2015
Expected term (in years)	6.1	6.6
Risk-free interest rate	1.7%	2.4%
Expected volatility	42.0%	44.6%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$8.30	$9.78

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the weighted-average assumptions presented in the following table:

	Year ended March 31,
	2016	2015	2014
Expected term (in years)	6.2	6.3	6.4
Risk-free interest rate	2.0%	3.1%	2.5%
Expected volatility	42.7%	52.6%	53.0%
Expected dividend yield	—%	—%	—%
Estimated grant date fair value per ordinary share	$9.80	$7.20	$3.00

Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the Plans in the accompanying consolidated statements of operations was as follows:

	Three months ended June 30,
	2016	2015
Cost of revenue	$170	$22
Research and development	372	29
Sales and marketing	973	83
General and administrative	528	709

Total share-based compensation expense	$2,043	$843

Share-based compensation expense recognized under the Plans in the accompanying consolidated statements of operations was as follows:

	Year Ended March 31,
	2016	2015	2014
	(in thousands)
Cost of revenue	$633	$151	$151
Research and development	1,711	544	291
Sales and marketing	3,180	1,684	395
General and administrative	2,362	3,047	395

Total share-based compensation expense	$7,886	$5,426	$1,232

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the 2015 Plan and the Historical Plans for the three months ended June 30, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price(3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)(1)
Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541
Options granted	40,000	$8.30
Options exercised	(237,800)	$4.26
Options forfeited and cancelled	(52,763)	$7.07

Outstanding at June 30, 2016	7,819,303	$4.99	6.93	$39,418

Exercisable at June 30, 2016	2,466,342	$2.21	5.30	$19,250

Exercisable and expected to be exercisable at June 30, 2016(2)	7,639,649	$4.90	6.87	$39,212

(1)	The aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on June 30, 2016, and the exercise price of the underlying options.

(2)	This represents the number of exercisable options as of June 30, 2016 plus the number of options expected to become exercisable as of June 30, 2016 based on the options outstanding as of June 30, 2016, adjusted for the estimated forfeiture rate.

(3)	Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

Share option activity under the Plans for the year ended March 31, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2015	5,631,854	$1.84	5.91	$44,591
Options granted	3,726,410	$8.84
Options exercised	(940,187)	$0.94
Options forfeited and cancelled	(348,211)	$5.99

Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541

Exercisable at March 31, 2016	2,591,492	$2.27	5.51	$19,340

Exercisable and expected to be exercisable at March 31, 2016(2)	7,884,565	$4.91	7.10	$38,336

(1)	As of March 31, 2016, the aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on March 31, 2016 and the exercise price of the underlying options. As of March 31, 2015, the aggregate intrinsic value was calculated based on the positive difference, if any, between the estimated fair value of our ordinary shares and the exercise price of the underlying options.
(2)	This represents the number of exercisable options plus the number of options expected to become exercisable as of March 31, 2016 based on the options outstanding as of March 31, 2016 adjusted for the estimated forfeiture rate.
(3)	Certain of the Company’s option grants have an exercise price denominated in British pound. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.